DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus
Intermediate Municipal Bond Fund, Inc. for the six-month period ended
November 30, 1997. Your Fund produced a total return, including share price changes and dividend income, of 4.37%.* The Fund's tax-free annualized distribution rate per share was 4.98%.**
ECONOMIC REVIEW
    Almost everything went right for the U.S. economy over the reporting period. In its seventh year of expansion, the economy showed no sign of an upsurge in inflation resulting from tightening labor markets. With the unemployment rate at its lowest level in almost a decade, investors had been concerned that wage gains might result in higher levels of inflation and cause the Federal Reserve Board (the "Fed") to again raise interest rates. Given the longevity of our economic recovery, the Fed's monetary policymakers apparently were hoping that a cyclical easing in the economic growth rate would help dampen any incipient inflationary pressure. Recent turmoil in the financial markets of Asia and Latin America has raised prospects for a slowdown in U.S. exports as those nations shore up their financial systems.
If this were to occur, the diminished demand for U.S. goods overseas could be a drag on domestic economic growth. What is all but certain is that the Fed is reluctant to further unsettle world financial markets by raising interest rates over the near term.
    Indicators of future economic conditions showed high levels of consumer optimism and pointed toward continued growth. Consumers' spirits have been lifted by an unemployment rate at a quarter-century low (4.7% at the end of the reporting period), and core inflation, which excludes food and energy price changes, at the 2% level. The Conference Board, a business-sponsored research group, recently reported that its Consumer Confidence Index hit a new high for this economic expansion. Since consumers account for two thirds of all economic activity, their confidence in the economy is an important indicator of future conditions. Another important index of future economic conditions, the Index of Leading Economic Indicators (also a Conference Board index), implied continued growth. Government reports of personal income and consumer spending showed healthy rates of increase as well.
    The production side of the economy continued its robust advance. Industrial output rose consistently, and while the factory utilization rate
(a potential harbinger of production bottlenecks and price pressures) also increased, there was little evidence of producer-generated inflation. Additional good news regarding inflation came from the report that the productivity of U.S. workers rose at its fastest pace in five years during the third quarter of 1997. This increase in worker efficiency helped push down unit labor costs and eased concerns that labor costs, despite the tight labor market, would lead to higher inflation.
    The interplay between worker productivity and worker wage increases does much in determining the future course of inflation. We continue to monitor that closely, along with developments in the international financial arena. The recent international turbulence underscored the close economic relationships that exist among all countries, particularly in this age of multinational companies and pervasive global capitalism.
MARKET ENVIRONMENT
    The investment landscape has changed considerably since our last communication to Shareholders. The U.S. economy continues to expand as exhibited by strengthening employment, personal income and consumer confidence data. Normally, the fixed income markets would be bracing for higher interest rates in anticipation of a Fed tightening of monetary policy. The Asian financial crisis will, at least temporarily, keep the monetary authority from taking any actions that could exacerbate the problems abroad. I t is still too soon to predict the depth and worldwide impact of the Asian turmoil. Certainly, there will be some economic slowing both in the U.S. and internationally. The markets have concluded that the fallout from developments in Asia will have the same effect as a Fed interest rate hike, as evidenced by the sharp drop in long-term interest rates since the onset of the Asian problems.
    The climate is still favorable for fixed income investments-and particularly for tax-free bonds. Prices of commodities, including oil and gold, continue to fall. Such activity is considered a harbinger of still lower bond yields. A slowing economy could benefit bonds at the expense of stocks. Many investment strategists are increasing their recommended holdings of bonds while reducing exposure to equities.
    Municipal investors may benefit in terms of total return. Interest rates have fallen steadily during the last six months and are now more than fifty basis points (one-half of 1%) lower than they were one year ago. This performance is all the more compelling in view of a surge in new bond issuance during 1997. Most of the new-issue sales have occurred in recent months due largely to the considerable drop in rates: issuers have seized this opportunity to fund both new infrastructure projects as well as refinance their outstanding, higher interest rate bonds. We anticipate that there will be a significant slowdown in the pace of debt issuance. This could be occurring just when investor purchases should increase. Our reasoning is largely influenced by the expectation of further economic weakness and the positive impact it might have on bonds. Of course, if interest rates begin to rise, negative effects might be felt.
PORTFOLIO OVERVIEW
    Over the reporting period, the intermediate sector of the market has provided the investor with an attractive return. Some of the more significant changes in the municipal market occurred in spread relationships and the flattening of the yield curve. Currently, investors are receiving approximately 96% of long-term yields (15-year vs. 30-year) without being exposed to long-term volatility.*** In the ongoing quest for yield, lower-rated issues have become expensive when compared to higher-quality paper , and names that were previously viewed as yield providers have been some of the best-performing issues during this period. Over the past six months, as the anticipated inflation pressure abated, we moved more of the portfolio into a structure that would be positioned to potentially take advantage of an improving market. Issues such as discount coupons and zeroes proved to be better market performers in a lower rate environment. In the third quarter, issuance picked up significantly and provided an opportunity to enhance the portfolio with specialty state paper that, because of heavy supply, came to the market at national levels.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative.
                          Very truly yours,

                          [Richard J. Moynihan SIGNATURE LOGO]
                          Richard J. Moynihan
                          Director, Municipal Portfolio Management
                          The Dreyfus Corporation
December 18, 1997
New York, N.Y.
*  Total return includes reinvestment of dividends and any capital gains paid.
**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders. Income is subject to state and local taxes.
***    Yields fluctuate and there can be no guarantee that any particular tax-exempt yield can be achieved.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS                                                                          NOVEMBER 30,1997 (UNAUDITED)
                                                                                             Principal
Long-Term Municipal Investments-97.1%                                                          Amount                  Value
_______________________________________________________________________________            _____________         _______________
Alabama-.3%
Bay Minette Industrial Development Board, IDR, Refunding (Coltec Industries,
Inc)
  6.25%, 2/15/2009..........................................................               $   4,505,000         $     4,705,202
Alaska-3.3%
Alaska Industrial Development and Export Authority, Revolving Fund:
  7.80%, 4/1/2004...........................................................                   6,360,000               6,939,014
  6.375%, 4/1/2008..........................................................                   3,000,000               3,250,260
Alaska Housing Finance Corp., Refunding:
  5.75%, 12/1/2009 (Insured; MBIA)..........................................                  13,100,000              13,559,548
  5.30%, 12/1/2012 (Insured; MBIA) (a)......................................                   2,500,000               2,502,325
Alaska Student Loan Corp., Student Loan Revenue:
  5.45%, 7/1/2009 (Insured; AMBAC)..........................................                   1,500,000               1,542,225
  5.60%, 7/1/2011 (Insured; AMBAC)..........................................                   4,700,000               4,845,700
  5.70%, 7/1/2013 (Insured; AMBAC)..........................................                   5,990,000               6,170,299
Anchorage, Electric Utility Revenue, Refunding:
  6.50%, 12/1/2008 (Insured; MBIA)..........................................                   2,755,000               3,187,673
  6.50%, 12/1/2009 (Insured; MBIA)..........................................                   2,910,000               3,371,962
Arizona-1.5%
Maricopa County Industrial Development Authority:
  Hospital Facility Revenue, Refunding (Samaritan Health Services)
    7.15%, 12/1/2004 (Insured; MBIA)........................................                   9,835,000              11,407,813
  Hospital Systems Revenue, Refunding (Baptist Hospital)
    5.20%, 9/1/2005 (Insured; MBIA).........................................                   3,125,000               3,275,031
Mesa Industrial Development Authority, Industrial Revenue
  (TRW Vehicle Safety Systems, Inc. Project) 7.25%, 10/15/2004..............                   5,000,000               5,398,750
California-5.0%
California, Refunding 5.25%, 6/1/2011.......................................                  12,445,000              12,758,241
California, Department of Veteran Affairs, Home Purchase Revenue 7.80%, 8/1/2001..             5,000,000               5,194,550
California Higher Education Loan Authority, Student Loan Revenue, Refunding:
  6.40%, 12/1/2003..........................................................                   6,000,000               6,452,220
  6.50%, 6/1/2005...........................................................                   5,500,000               6,080,305
California Student Loan Marketing Corp., Student Loan Revenue:
  Series III-D-1, 6.70%, 7/1/2008...........................................                   2,500,000               2,669,300
  Series III-D-2, 6.75%, 7/1/2008...........................................                   2,500,000               2,678,675
Contra Costa County, COP, Refunding (Merrithew Memorial Hospital Project)
  5.25%, 11/1/2010 (Insured; MBIA)..........................................                   5,400,000               5,563,998
Los Angeles, Harbor Department Revenue 6.40%, 8/1/2012......................                   5,420,000               5,882,326
San Joaquin Hills, Transportation Corridor Agency,Toll Road Revenue,
Refunding
  Zero Coupon, 1/15/2006 (Insured; MBIA)....................................                  14,745,000              10,162,991
Solano County, COP, Refunding (Justice Facility and Public Buildings Project)
  5.875%, 10/1/2005.........................................................                  10,000,000              10,462,800
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                NOVEMBER 30,1997 (UNAUDITED)
                                                                                              Principal
Long-Term Municipal Investments (continued)                                                    Amount                 Value
_______________________________________________________________________________            _____________         _______________
Colorado-4.2%
Arapahoe County Capital Improvement Trust Fund, Highway Revenue
  Zero Coupon, 8/31/2008 (Prerefunded 8/31/2005) (b)........................               $  20,165,000         $    11,732,400
Denver City and County, Airport Revenue:
  7.50%, 11/15/2002.........................................................                   6,080,000               6,801,878
  8.75%, 11/15/2005.........................................................                  10,645,000              12,335,107
  8.75%, 11/15/2005 (Prerefunded 11/15/2001) (b)............................                   3,840,000               4,520,218
E-470 Public Highway Authority, Revenue, Refunding
  Zero Coupon, 9/1/2010 (Insured; MBIA).....................................                  30,000,000              15,798,600
El Paso County School District (Number 11 Colorado Springs):
  6.25%, 12/1/2009..........................................................                   1,000,000               1,137,060
  6.50%, 12/1/2010..........................................................                   2,000,000               2,319,820
  6.50%, 12/1/2011..........................................................                   2,040,000               2,374,805
Connecticut-1.0%
Connecticut:
  5.50%, 3/15/2008..........................................................                   4,000,000               4,190,400
  Special Revenue (Mashantucket Western Pequot Tribe):
    6.50%, 9/1/2006 (c).....................................................                   5,000,000               5,575,000
    5.60%, 9/1/2009 (c).....................................................                   1,000,000               1,032,100
    5.70%, 9/1/2012 (c).....................................................                   2,400,000               2,453,448
District of Columbia-.9%
District of Columbia, Revenue (American University) 5.50%, 10/1/2011 (Insured; AMBA....        5,435,000               5,584,299
Metropolitan Airports Authority, Virginia General Airport Revenue
  5.75%, 10/1/2011 (Insured; MBIA) (d)......................................                   5,750,000               6,021,228
Florida-3.8%
Dade County:
  Aviation Revenue 5.90%, 10/1/2005 (Insured; AMBAC)........................                  10,830,000              11,642,142
  Resource Recovery Facility Revenue, Refunding
    5.20%, 10/1/2005 (Insured; AMBAC).......................................                   7,880,000               8,219,470
Florida School Boards Association, LR (Orange County School Board Project)
  6.25%, 7/1/2005 (Insured; AMBAC) (Prerefunded 7/1/2000) (b)...............                   3,250,000               3,425,305
Greater Orlando Aviation Authority, Airport Facilities Revenue
  6.40%, 10/1/2004 (Insured; FGIC)..........................................                   8,940,000               9,796,631
Jacksonville Electric Authority, Revenue, Refunding (St. Johns River Power
Park)
  5.50%, 10/1/2006..........................................................                   6,000,000               6,437,820
Jacksonville Health Facilities Authority, HR (Charity Obligation Group):
  5%, 8/15/2010 (Insured; MBIA).............................................                   2,780,000               2,801,879
  5.20%, 8/15/2013 (Insured; MBIA)..........................................                   2,500,000               2,527,150
Palm Beach County, Solid Waste IDR (Okeelanta Power L.P. Project)
  6.50%, 2/15/2009 (e)......................................................                   3,600,000               1,926,000
Pinellas County, RRR 5.10%, 10/1/2003 (Insured; MBIA).......................                   4,915,000               5,071,100
Georgia-.5%
Atlanta, Airport Facilities Revenue, Refunding 6%, 1/1/2007 (Insured; AMBAC)                   5,780,000               6,366,439
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                NOVEMBER 30,1997 (UNAUDITED)
                                                                                             Principal
Long-Term Municipal Investments (continued)                                                    Amount                 Value
_______________________________________________________________________________            _____________         _______________
Hawaii-1.0%
Hawaii 5.80%, 10/1/2005.....................................................               $   9,000,000         $     9,735,660
Hawaii, Airports System Revenue 7.50%, 7/1/2005 (Insured; FGIC).............                   3,000,000               3,272,670
Illinois-6.3%
Arlington Heights, MFHR (Brook Run Association, L.P. Project)
  5.05%, 12/1/2007 (Insured; FGIC)..........................................                   4,000,000               4,001,120
Carol Stream, First Mortgage Revenue, Refunding (Windsor Park Manor Project):
  5.50%, 12/1/1998..........................................................                     520,000                 522,085
  6.50%, 12/1/2007..........................................................                   3,000,000               3,068,370
Chicago Building Acquisition, COP 5.25% 1/1/2012 (Insured; FSA).............                   4,460,000               4,461,739
Chicago O'Hare International Airport:
  Passenger Facility Charge Revenue 5.50%, 1/1/2008 (Insured; AMBAC)........                   5,000,000               5,281,250
  Special Facility Revenue, Refunding (International Terminal):
    7.50%, 1/1/2005 (Prerefunded 1/1/2000) (c)..............................                     905,000                 981,608
    7.50%, 1/1/2005.........................................................                   1,895,000               2,038,148
Hoffman Estates, Tax Increment Revenue
  7.50%, 11/15/2003 (LOC; Union Bank of Switzerland) (Prerefunded 11/15/2000)(b,f)...          5,145,000               5,721,960
Illinois Development Finance Authority, Revenue (Community Rehabilitation)
  Providers Facility Acquisition:
    8.25%, 9/1/2000.........................................................                   2,910,000               3,146,626
    Refunding:
      5.60%, 7/1/2003.......................................................                   1,485,000               1,549,984
      5.60%, 7/1/2004.......................................................                   1,000,000               1,038,980
      5.90%, 7/1/2009.......................................................                   1,325,000               1,389,064
Illinois Educational Facilities Authority, Revenue, Refunding
  (Illinois Institute of Technology) 6.60%, 12/1/2009.......................                   2,665,000               2,947,170
Illinois Health Facilities Authority, Revenue:
  (Catholic Health Co. Addolorata Project) 7.625%, 7/1/1999.................                     620,000                 649,152
  (Central Dupage Health Wyndemere Retirement Community)
    6.125%, 11/1/2007 (Insured; MBIA).......................................                   4,400,000               4,736,600
  (Evangelical Hospital):
    6.75%, 4/15/2007........................................................                   2,035,000               2,295,521
    6.75%, 4/15/2007 (Prerefunded 4/15/2002) (b)............................                   1,055,000               1,172,189
  (Ingalls Memorial Hospital Project)
    7%, 1/1/2005 (Insured; MBIA) (Prerefunded 1/1/2000) (b).................                   6,000,000               6,454,680
  (Southern Illinois Hospital Services) 6.50%, 3/1/2007 (Insured; MBIA).....                   4,000,000               4,345,080
  (Swedish American Hospital) 7.30%, 4/1/2007
    (Insured; AMBAC) ( Prerefunded 4/1/2000) (b)............................                   4,000,000               4,352,160
Illinois Student Assistance Commission, Student Loan Revenue 5.75%, 3/1/2007                   3,365,000               3,524,501
Normal, EDR, Refunding (Dayton-Hudson Corp. Project) 6.75%, 11/1/2001.......                   3,400,000               3,662,548
Robbins, RRR (Robbins Resource Recovery Partners):
  8.375%, 10/15/2010........................................................                   8,000,000               8,263,840
  Refunding 4.90%, 10/15/2017...............................................                  10,000,000              10,021,000
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                NOVEMBER 30,1997 (UNAUDITED)
                                                                                             Principal
Long-Term Municipal Investments (continued)                                                    Amount                  Value
_______________________________________________________________________________            _____________         _______________
Indiana-8.7%
Boonville Junior High School Building Corp., First Mortgage Revenue,
Refunding
  6.80%, 7/1/2005...........................................................               $   3,100,000         $     3,448,657
Brownsburg School Building Corp., First Mortgage Revenue:
  5.80%, 8/1/2008 (Insured; FSA)............................................                   2,650,000               2,847,849
  5.90%, 8/1/2009 (Insured; FSA)............................................                   2,895,000               3,119,073
Central High School Building Corp., First Mortgage Revenue, Refunding
  5.50%, 8/1/2009 (Insured; AMBAC)..........................................                   3,960,000               4,161,841
Indiana Bond Bank (Special Hospital Program Hendricks) 6.90%, 4/1/2006......                   3,000,000               3,305,280
Indiana Development Finance Authority, PCR, Refunding
  (Inland Steel Company Project Number 13):
    5.75%, 10/1/2011........................................................                  10,900,000              11,071,893
    7.25%, 11/1/2011........................................................                  10,330,000              11,577,451
Indiana Health Facility Financing Authority, HR:
  Refunding (Clarian Health Partners Inc.):
    5.50%, 2/15/2010........................................................                   3,000,000               3,087,060
    5.50%, 2/15/2011........................................................                   5,000,000               5,123,700
  (Charity Obligation Group) 5%, 11/1/2026..................................                  12,000,000              11,999,520
Indiana Municipal Power Agency, Power Supply Systems Revenue, Refunding
  5.70%, 1/1/2006 (Insured; MBIA)...........................................                   8,400,000               9,053,352
Indiana Transportation Finance Authority, Airport Facilities LR (United Air):
  6.50%, 11/1/2007..........................................................                   2,575,000               2,823,488
  6.50%, 11/1/2007 (Prerefunded 11/1/2002) (b)..............................                   2,675,000               2,970,053
Indianapolis Local Public Improvement Bond Bank, Refunding:
  6.20%, 2/1/2003...........................................................                   2,100,000               2,267,034
  6.30%, 2/1/2004...........................................................                   2,800,000               3,065,720
  6.40%, 2/1/2005...........................................................                   3,000,000               3,328,530
  6.50%, 1/1/2011 (Insured; FSA)............................................                   6,415,000               7,404,642
Knox County Hospital Association, LR 5.65%, 7/1/2008 (Insured; MBIA)........                   4,150,000               4,354,637
Logansport School Building Corp., First Mortgage Revenue
  7.30%, 1/15/2007 (Prerefunded 1/15/2000) (b)..............................                   4,750,000               5,138,313
North Montgomery Elementary School Building Corp., First Mortgage Revenue,
Refunding
  6.50%, 7/1/2006...........................................................                   5,665,000               6,404,339
Plymouth, Multi-School Building Corp., Refunding
  (First Mortgage-Plymouth Community School) 5.50%, 7/1/2005 (Insured; MBIA) (d)....           3,000,000               3,185,040
Purdue University, University Revenue (Purdue University Dormitory System)
  6.90%, 7/1/2006 (Insured; AMBAC) (Prerefunded 7/1/2001) (b)...............                   4,075,000               4,506,094
Westfield, High School Building Corp., First Mortgage Revenue
  5.45%, 7/15/2009 (Insured; AMBAC) (d).....................................                   5,000,000               5,201,000
Iowa-1.3%
Ames, HR, Refunding (Mary Greeley Medical Center Project)
  6.25%, 8/15/2006 (Insured; AMBAC).........................................                   4,320,000               4,694,112
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                NOVEMBER 30,1997 (UNAUDITED)
                                                                                             Principal
Long-Term Municipal Investments (continued)                                                    Amount                  Value
_______________________________________________________________________________            _____________         _______________
Iowa (continued)
Council Bluffs, IDR, Refunding (Cargill, Inc. Project) 7%, 3/1/2007.........               $   4,400,000         $     4,885,848
Iowa, Student Loan Liquidity Corp., Student Loan Revenue:
  6.35%, 3/1/2001(Insured; Guaranteed Student Loans)........................                   3,400,000               3,553,238
  6.65%, 3/1/2003 (Insured; Guaranteed Student Loans).......................                   4,900,000               5,173,175
Kentucky-1.2%
Jefferson County Health Facilities, Revenue, Refunding (Alliant Health
Systems):
  5%, 10/1/2011 (Insured; MBIA).............................................                   3,155,000               3,139,225
  5%, 10/1/2013 (Insured; MBIA).............................................                   2,510,000               2,469,388
Kenton County Airport Board, Airport Revenue (Cincinnati/Northern Kentucky
International)
  5.75%, 3/1/2009 (Insured; MBIA)...........................................                   3,710,000               3,946,179
Mount Sterling, LR (Kentucky League Cities Funding) 5.625%, 3/1/2003........                   6,500,000               6,806,020
Louisiana-.8%
Louisiana Public Facilities Authority, Revenue:
  7.97%, 11/15/2012 (g).....................................................                   4,430,000               4,906,314
  7.97%, 11/15/2012 (Prerefunded 11/15/2002) (b,g)..........................                   3,635,000               4,155,423
  (Louisiana Association of Independent Colleges and Universities) 6.50%, 12/1/2002...         2,155,000               2,260,207
Maine-.3%
Maine Educational Loan Marketing Corp., Student Loan Revenue, Refunding
  6.90%, 11/1/2003..........................................................                   4,330,000               4,546,933
Massachusetts-3.3%
Boston Industrial Development Financing Authority, Sewage Facility Revenue
  (Harbor Electric Energy Co. Project) 7.10%, 5/15/2002.....................                   3,825,000               4,077,144
Massachusetts, Municipal Wholesale Electric Supply System Revenue, Refunding
  6.75%, 7/1/2008...........................................................                   5,000,000               5,423,700
Massachusettes, Refunding 6.40%, 8/1/2003...................................                   3,175,000               3,495,612
Massachusetts, Water Pollution Abatement Revenue (New Bedford Loan Program)
  5.50%, 2/1/2008...........................................................                   6,950,000               7,341,772
Massachusetts Housing Finance Agency:
  Housing Revenue, Refunding:
    6.30%, 7/1/2007 (Insured; AMBAC)........................................                   3,190,000               3,345,544
    6.35%, 7/1/2008 (Insured; AMBAC)........................................                   3,425,000               3,592,620
    6.40%, 7/1/2009 (Insured; AMBAC)........................................                   3,740,000               4,012,197
  Residential Development 6.125%, 11/15/2008 (Insured; FNMA)................                   5,000,000               5,267,200
Massachusetts Turnpike Authority, Metropolitan Highway Systems Revenue
  5%, 1/1/2013 (Insured; MBIA)..............................................                   8,310,000               8,248,755
Michigan-5.6%
Detroit, Self-Insurance 5.60%, 5/1/2001.....................................                   1,260,000               1,301,076
Detriot Local Development Finance Authority, Refunding:
  5.25%, 5/1/2006...........................................................                   2,570,000               2,659,179
  5.20%, 5/1/2010...........................................................                   5,745,000               5,785,158
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                NOVEMBER 30,1997 (UNAUDITED)
                                                                                             Principal
Long-Term Municipal Investments (continued)                                                    Amount                  Value
_______________________________________________________________________________            _____________         _______________
Michigan (continued)
Greater Detroit Resource Recovery Authority, Revenue, Refunding:
  Series A 6.25%, 12/13/2008 (Insured; AMBAC)...............................               $  11,000,000         $    12,445,290
  Series B 6.25%, 12/13/2008 (Insured; AMBAC)...............................                   7,755,000               8,773,929
Michigan Hospital Finance Authority, Revenue, Refunding:
  (Genesys Health System) 8.10%, 10/1/2013..................................                  10,000,000              11,848,800
  (McLaren Obligated Group):
    7%, 9/15/2007 (Prerefunded 9/15/2000) (b)...............................                   3,670,000               4,011,237
    7.375%, 9/15/2008 (Prerefunded 9/15/2001) (b)...........................                   6,925,000               7,792,633
Michigan Strategic Fund:
  LOR (WMX Technologies, Inc. Project) 6%, 12/1/2013........................                  10,500,000              11,023,425
  SWDR (Genesee Power Station Project) 7.125%, 1/1/2006.....................                   7,500,000               7,978,275
Wayne State University, University Revenues, Refunding
  5.40%, 11/15/2006 (Insured; AMBAC)........................................                   3,105,000               3,255,282
Mississippi-.3%
Mississippi Development Bank, Special Obligation, Refunding
  (Adams County Hospital Revenue Project) 5.75%, 7/1/2010 (Insured; FSA)....                   3,445,000               3,638,609
Missouri-2.5%
Joplin Industrial Development Authority, Revenue, Refunding (Catholic Health
Initiatives):
  5.50%, 12/1/2009..........................................................                   3,185,000               3,314,311
  5.625%, 12/1/2010.........................................................                   3,340,000               3,485,023
Phelps City Industrial Development Authority, Industrial Revenue, Refunding
  (Excel Corp. Project) 7%, 12/1/2000.......................................                   4,500,000               4,850,370
Saint Louis, Airport Improvement Revenue, Refunding
  (Lambert-Saint Louis International Airport) 6%, 7/1/2005 (Insured; FGIC)..                   9,675,000              10,407,301
Saint Louis Municipal Finance Corp., Leasehold Revenue, Refunding:
  5.375%, 7/15/2003 (LOC; Sanwa Bank) (f)...................................                   5,075,000               5,247,499
  5.50%, 7/15/2004 (LOC; Sanwa Bank) (f)....................................                   6,835,000               7,111,407
Nebraska-.2%
Albion, IDR, Refunding (Cargill, Inc. Project) 7%, 12/1/2000................                   2,600,000               2,802,436
Nevada-.8%
Clark County, Passenger Facility Charge Revenue
  (Las Vegas McCarran International Airport):
    5.95%, 7/1/2005 (Insured; AMBAC)........................................                   6,365,000               6,956,118
    5.80%, 7/1/2009 (Insured; MBIA).........................................                   4,250,000               4,529,692
New Jersey-.9%
New Jersey Economic Development Authority, Waste Paper Recycling Revenue
  (Marcal Paper Mills, Inc. Project):
    5.75%, 2/1/2004.........................................................                   2,815,000               2,926,221
    8.50%, 2/1/2010.........................................................                   2,930,000               3,437,124
Orange Township 6.60%, 2/1/2007 (Insured; FSA)..............................                   5,600,000               6,164,928
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                NOVEMBER 30,1997 (UNAUDITED)
                                                                                             Principal
Long-Term Municipal Investments (continued)                                                    Amount                  Value
_______________________________________________________________________________            _____________         _______________
New Mexico-1.5%
New Mexico Educational Assistance Foundation, Student Loan Revenue:
  6.60%, 3/1/2005...........................................................               $   9,690,000         $    10,598,438
  6.70%, 3/1/2006...........................................................                   8,750,000               9,553,687
New York-9.1%
City University of New York, COP, Refunding (John Jay College) 5.75%, 8/15/2004...             5,970,000               6,319,842
New York City:
  7.30%, 2/1/2001...........................................................                   5,000,000               5,420,250
  7.50%, 2/1/2001...........................................................                   3,000,000               3,269,730
  5.10%, 6/1/2002...........................................................                   4,825,000               4,932,067
  5.25%, 8/1/2011...........................................................                   3,930,000               3,906,970
  Refunding:
    5.80%, 8/1/2008.........................................................                   5,725,000               6,060,943
    6.25%, 8/1/2009.........................................................                   7,000,000               7,625,870
    6.375%, 8/15/2009.......................................................                  25,000,000              27,112,500
New York State Dormitory Authority, Revenues (Department of Health):
  5.50%, 7/1/2010...........................................................                   2,000,000               2,048,280
  5.625%, 7/1/2011..........................................................                   3,240,000               3,337,589
  Mental Health Service Facilities, Refunding 6%, 8/15/2006.................                   6,940,000               7,539,685
New York State Energy, Research and Development Authority,
  Service Contract Revenue, Refunding (Western New York Nuclear Service
Center
  Project) 5.20%, 4/1/2002 (Insured; CapMac)................................                   5,085,000               5,256,059
New York State Local Government Assisstance Corp., Refunding
  5%, 4/1/2009 (Insured; AMBAC).............................................                  15,000,000              15,180,450
New York State Thruway Authority, Service Contract Revenue (Local Highway and
Bridge):
  5.75%, 4/1/2006...........................................................                   5,625,000               5,964,581
  Refunding 5.10%, 4/1/2008.................................................                   5,000,000               5,035,650
New York State Urban Development Corp., Revenue (Correctional Facilities):
  5.25%, 1/1/2010...........................................................                   4,520,000               4,538,622
  5.25%, 1/1/2011...........................................................                   4,760,000               4,759,762
Triborough Bridge and Tunnel Authority, General Purpose Revenue, Refunding
  6.75%, 1/1/2009...........................................................                   5,100,000               5,980,923
North Carolina-3.8%
North DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                NOVEMBER 30,1997 (UNAUDITED)
                                                                                             Principal
Long-Term Municipal Investments (continued)                                                    Amount                  Value
_______________________________________________________________________________            _____________         _______________
North Carolina (continued)

Carolina Eastern Municipal Power Agency, Power System Revenue,
Refunding:
  5%, 1/1/2002..............................................................                   4,860,000               4,913,509
  5.125%, 1/1/2003..........................................................                   7,320,000               7,425,994
  7%, 1/1/2008..............................................................                   4,115,000               4,673,323
  6.125%, 1/1/2009..........................................................                   7,425,000               7,850,304
North Carolina Medical Care Commission, Health Care Facilities Revenue
  (First Mortgage-Deerfield) 5.30%, 11/1/2004...............................                   5,840,000               5,898,809
North Carolina Municipal Power Agency, Electric Revenue, Refunding (Number 1
Catawba):
  6.00%, 1/1/2004...........................................................                   2,000,000               2,129,720
  5.25%, 1/1/2009...........................................................                   5,000,000               5,060,600
  5.50%, 1/1/2010...........................................................                  10,000,000              10,261,700
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                NOVEMBER 30,1997 (UNAUDITED)
                                                                                             Principal
Long-Term Municipal Investments (continued)                                                    Amount                 Value
_______________________________________________________________________________            _____________         _______________
North Carolina (continued)
Northampton County Industrial Facilities and Pollution Control Financing
Authority, SWDR
  (Champion International Project) 8.05%, 11/1/2004.........................               $   3,000,000         $     3,227,220
Ohio-1.5%
Cincinnati Student Loan Funding Corp., Student Loan Revenue, Refunding
  7.20%,8/1/2003............................................................                   3,210,000               3,423,593
Cleveland, Airport Systems Revenue:
  5.50%, 1/1/2005 (Insured; FSA) (a)........................................                   1,000,000               1,051,730
  5.125%, 1/1/2010 (Insured; FSA) (a).......................................                   1,700,000               1,704,488
Franklin County, HR, Refunding (Holy Cross Health Systems)
  5.20%, 6/1/2005 (Insured; MBIA)...........................................                   2,930,000               3,065,132
Lorain, Hospital Improvement Revenue, Refunding (Lakeland Community Hospital,
Inc.)
  6.50%, 11/15/2012.........................................................                   3,860,000               4,368,632
Montgomery County, HR, Refunding (Grandview Hospital and Medical Center):
  5.25%, 12/1/2003..........................................................                   2,250,000               2,291,130
  5.25%, 12/1/2004..........................................................                   2,250,000               2,283,570
  5.375%, 12/1/2005.........................................................                   2,400,000               2,446,896
Oklahoma-.6%
Tulsa Airports Improvement Trust, General Revenue, Refunding (Tulsa
International Airport)
  6.125%, 6/1/1999..........................................................                   1,845,000               1,894,077
Washington County Medical Authority, Revenue, Refunding
  (Jane Phillips Medical Center Project) 5.50%, 11/1/2010 (Insured; Connie Lee)                6,175,000               6,360,374
Pennsylvania-5.3%
Lehigh County General Purpose Authority, Revenue (Wiley House):
  8.65%, 11/1/2004..........................................................                   3,905,000               4,086,504
  9.375%, 11/1/2006.........................................................                   6,615,000               7,244,087
Pennsylvania, COP, Refunding 5.40%, 7/1/2009 (Insured; AMBAC) (d)...........                   5,000,000               5,143,900
Pennsylvania Economic Development Financing Authority, RRR (Northampton
Generating):
  6.40%, 1/1/2009...........................................................                  10,500,000              10,896,060
  Refunding 6.75%, 1/1/2007.................................................                   7,000,000               7,483,140
Pennsylvania Higher Educational Facilities Authority, Health Services
Revenue, Refunding
  (University of Pennsylvania):
    Series A 5.60%, 1/1/2010................................................                  10,000,000              10,495,900
    Series B 5.60%, 1/1/2010................................................                   4,350,000               4,565,717
Philadelphia Hospitals and Higher Education Facilities Authority, Revenue
  (Community Mental Health/Retardation) 8.875%, 6/15/2009...................                  12,745,000              13,997,069
Scranton-Lackawanna Health and Welfare Authority, Hospital Facilities Revenue
  (Mercy Health Systems):
    6.90%, 1/1/2003 (Insured; MBIA) (Prerefunded 1/1/2000) (b)..............                   3,075,000               3,301,935
    6.90%, 1/1/2004 (Insured; MBIA) (Prerefunded 1/1/2000) (b,d)............                   4,330,000               4,649,554
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                NOVEMBER 30,1997 (UNAUDITED)
                                                                                             Principal
Long-Term Municipal Investments (continued)                                                    Amount                 Value
_______________________________________________________________________________            _____________         _______________
Rhode Island-1.5%
Rhode Island Health and Educational Building Corp., Hospital Financing
Revenue, Refunding
  (Lifespan Obligation Group):
    5.75%, 5/15/2007 (Insured; MBIA)........................................               $   4,805,000         $     5,180,319
    5.75%, 5/15/2008 (Insured; MBIA)........................................                   5,560,000               5,976,166
Rhode Island Housing and Mortgage Finance Corp.:
  (Homeownership Opportunity) 7.30%, 10/1/2008..............................                   4,820,000               5,305,663
  (Refunding-Rental Housing Program):
    5.65%, 10/1/2007........................................................                   2,175,000               2,233,943
    5.65%, 10/1/2008........................................................                   1,350,000               1,380,794
South Carolina-2.3%
Charleston County, Health Facilities Revenue (Episcopal Church Project) 5.40%, 4/1/2004 (a)..  5,000,000               5,045,200
Charleston County, Hospital Facilities Improvement Revenue, Refunding
  (Medical Society Health Project) 5.50%, 10/1/2005 (Insured; MBIA).........                   7,945,000               8,453,798
Charleston County, RRR, Refunding (Foster Wheeler) 5%, 1/1/2007 (Insured AMBAC)                2,685,000               2,703,419
Lexington County Health Services District Inc., HR, Refunding
  5%, 11/1/2012 (Insured; FSA)..............................................                   1,710,000               1,663,488
Oconee County, PCR, Refunding (Engelhard Corp. Project) 5.375%, 5/1/2006....                   6,000,000               6,242,880
Piedmont Municipal Power Agency, Electric Revenue, Refunding
  6.25%, 1/1/2004 (Insured; FGIC)...........................................                   4,050,000               4,389,371
York County, PCR (Bowater, Inc. Project) 7.625%, 3/1/2006...................                   2,900,000               3,414,518
South Dakota-.5%
South Dakota Student Loan Finance Corp., Student Loan Revenue, Refunding
  6.45%, 8/1/2006...........................................................                   6,705,000               7,148,268
Tennessee-0%
Gatlinburg, COP (Gatlinburg Convention Center) 8.75%, 12/1/1997.............                     185,000                 185,074
Texas-7.9%
Austin, Independent School District, Refunding 5.60%, 8/1/2019..............                   6,615,000               6,991,195
Ennis IDC, Revenue, Refunding (Cargill Inc., Project) 6.15%, 11/1/2003......                   2,450,000               2,625,616
Gulf Coast Waste Disposal Authority, SWDR, Refunding (Quaker Oats Co.
Project)
  5.70%, 5/1/2006...........................................................                   2,210,000               2,336,213
Harris County Health Facilities Development Corp., HR, Refunding
  (Memorial Hospital System Project) 6%, 6/1/2008 (Insured; MBIA)...........                   3,000,000               3,277,530
Harris County Hospital District, Mortgage Revenue, Refunding
  7.50%, 2/15/2003 (Insured; AMBAC).........................................                   7,000,000               7,885,990
Houston, Hotel Occupancy Tax Revenue:
  7%, 7/1/2003 (Insured; FGIC) (Prerefunded 7/1/2001) (b)...................                   4,400,000               4,804,272
  7%, 7/1/2004 (Insured; FGIC) (Prerefunded 7/1/2001) (b)...................                   1,525,000               1,665,117
  Refunding 6%, 7/1/2005 (Insured; FSA).....................................                   5,750,000               6,291,478
North Central Health Facility Development Corp., Revenue (Baylor Healthcare
System)
  7.52%, 5/15/2008 (g)......................................................                  13,000,000              14,246,960

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                NOVEMBER 30,1997 (UNAUDITED)
                                                                                             Principal
Long-Term Municipal Investments (continued)                                                    Amount                  Value
_______________________________________________________________________________            _____________         _______________
Texas (continued)
North Texas Higher Education Authority, Student Loan Revenue:
  Series B 7%, 4/1/2002 (Insured; AMBAC)....................................               $   4,250,000               4,487,447
  Series E 7%, 4/1/2002 (Insured; AMBAC)....................................                   4,250,000               4,487,447
Port Houston Authority, Harris County, Refunding
  Zero Coupon, 10/1/2006....................................................                   3,625,000               2,381,190
Rio Grande Consolidated Independent School District, Public Facilities LR
  6.40%, 7/15/2003..........................................................                   4,000,000               4,122,240
Rio Grande Valley Health Facilities Development Corp., HR, Refunding
  (Valley Baptist Medical Center) 6.25%, 8/1/2006 (Insured; MBIA)...........                   5,100,000               5,550,432
San Antonio, Electric and Gas Revenue, Refunding 5.80%, 2/1/2006............                   8,500,000               9,201,080
South Texas Higher Education Authority, Student Loan Revenue, Refunding
  5.30%, 12/1/2003..........................................................                   5,350,000               5,422,706
Tarrant County Health Facilities Development Corp., Health Systems Revenue:
  (Harris Methodist Health Systems) 6%, 9/1/2010............................                   7,725,000               8,486,376
  (Refunding-Health Resources Systems) 5.75%, 2/15/2014 (Insured; MBIA).....                   5,000,000               5,340,900
Texas State College, Student Loan:
  6%, 8/1/2005..............................................................                   2,130,000               2,329,474
  6%, 8/1/2006..............................................................                   2,500,000               2,745,975
Texas Water Resources Financing Authority, Revenue 7.30%, 8/15/1998.........                   2,445,000               2,495,538
Utah-2.8%
Carbon County, SWDR:
  (Refunding-Sunnyside Cogeneration Project) 9%, 7/1/2006 (d)...............                   9,750,000               5,850,000
  (Sunnyside Cogeneration Association) 7.50%, 7/1/2007 (d)..................                   7,000,000               4,200,000
Intermountain Power Agency, Power Supply Revenue, Special Obligation
  6.50%, 7/1/2010 (Insured; MBIA)...........................................                   5,200,000               6,006,520
Utah Associated Municipal, Power System Revenue, Refunding
  (Hunter Project) 5.50%, 7/1/2012 (Insured, AMBAC).........................                   8,000,000               8,001,920
Utah Board of Regents, Student Loan Revenue:
  6.25%, 11/1/2003 (Insured; AMBAC).........................................                   3,000,000               3,147,810
  7.05%, 11/1/2003 (Insured; AMBAC) (d).....................................                   5,000,000               5,319,350
  6.35%, 11/1/2004 (Insured; AMBAC) (d).....................................                   3,000,000               3,176,880
  6.45%, 11/1/2005 (Insured; AMBAC).........................................                   3,000,000               3,190,020
Virginia-1.6%
Big Stone Gap Redevelopment and Housing Authority, Correctional Facility LR
  (Wallens Ridge Development Project) 6%, 9/1/2007..........................                   4,000,000               4,315,160
Fairfax County Economic Development Authority, Educational Facilities Revenue
  (George Mason University Educational Foundation):
    6.50%, 11/15/2002.......................................................                   2,000,000               2,076,580
    6.95%, 11/15/2002.......................................................                   5,360,000               5,680,367
Virginia Housing Development Authority, Commonwealth Mortgage:
  6.05%, 1/1/2004...........................................................                   4,400,000               4,577,276
  6.15%, 1/1/2005...........................................................                   4,400,000               4,595,712
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                NOVEMBER 30,1997 (UNAUDITED)
                                                                                              Principal
Long-Term Municipal Investments (continued)                                                     Amount                 Value
_______________________________________________________________________________            _____________         _______________
Washington-3.2%
Clark County, Public Utility District, Electric Revenue, Refunding
  6.30%, 1/1/2004 (Insured; FGIC)...........................................               $   3,160,000         $     3,382,116
King County, 5.20%, 12/1/2003...............................................                   2,525,000               2,641,478
Port Seattle, Revenue 6.50%, 11/1/2005......................................                   3,000,000               3,261,810
Washington Health Care Facilities Authority, Revenue:
  (Childrens Hospital and Medical Center) 6.125%, 10/1/2007 (Insured; FGIC) (d)                4,000,000               4,302,440
  (Refunding-Sisters of Providence) 5.40%, 10/1/2010 (Insured; AMBAC).......                   3,000,000               3,087,480
  (Refunding-Yakima Valley Memorial Hospital) 7.875%, 1/1/2003 (Prefunded 1/1/1998) (b)..      3,300,000               3,377,682
Washington Housing Finance Commission, SFMR
  6.85%, 7/1/2011 (Insured; FNMA, GNMA).....................................                   3,390,000               3,621,571
Washington, Public Power Supply Systems Revenue, Refunding:
  (Nuclear Project Number 1) 6.60%, 7/1/2004................................                   2,500,000               2,714,375
  (Nuclear Project Number 1) 7.25%, 7/1/2006 (Insured; FSA).................                   6,000,000               7,079,340
  (Nuclear Project Number 1) 6%, 7/1/2007 (Insured; AMBAC)..................                   9,720,000              10,646,802
Wisconsin-1.8%
Carlton, PCR, Refunding (Wisconsin Public Service Corp.) 6.125%, 10/1/2005..                   5,000,000               5,588,700
Wisconsin Health and Educational Facilities Authority, Revenue:
  (Aurora Medical Group, Inc.) 6%, 11/15/2011 (Insured; FSA)................                   3,500,000               3,897,250
  (Luther Hospital Project) 6.125%,11/15/2006...............................                   3,500,000               3,768,380
  Refunding:
    (Aurora Health Care Inc.):
      5%, 8/15/2009 (Insured; MBIA).........................................                   4,335,000               4,357,585
      5%, 8/15/2010 (Insured; MBIA).........................................                   3,955,000               3,951,005
    (Wheaton Franciscan Services, Inc.) 6.50%, 8/15/2007 (Insured; MBIA)....                   3,000,000               3,253,710
                                                                                                                 _______________
TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $1,258,245,638).................                                      $1,325,519,668
                                                                                                                 ===============
Short-Term Municipal Investments-2.9%

California-1.1%
California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
and Electric)
  VRDN 3.70% (LOC; Bank of America) (f,h)...................................               $  14,470,000         $    14,470,000
Florida-1.2%
Jacksonville, PCR, Refunding (Florida Power and Light Company Project) VRDN 3.75% (h)...       8,700,000               8,700,000
Pinellas County, Health Facilities Authority Revenue, Refunding
  (Pooled Hospital Loan Program) VRDN 3.80% (LOC; Chase Manhattan Bank) (f,h)....              8,000,000               8,000,000
North Carolina-.6%
Wake County Industrial Facilities and Pollution Control Finance Authority,
Revenue
  (Carolina Power and Light Company) VRDN 4%, (LOC; Sumitomo Bank) (f,h)....                   8,400,000               8,400,000
                                                                                                                 _______________
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $39,570,000)...................                                     $    39,570,000
                                                                                                                 ===============
TOTAL INVESTMENTS-100.0%
  (cost $1,297,815,638).....................................................                                     $ 1,365,089,668
                                                                                                                 ===============

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
Summary of Abbreviations
_________________________________________________________________________________________________________________
AMBAC         American Municipal Bond Assurance Corporation      LOC      Letter of Credit
CGIC          Capital Guaranty Insurance Company                 LOR      Limited Obligation Revenue
COP           Certificate of Participation                       LR       Lease Revenue
EDR           Economic Development Revenue                       MBIA     Municipal Bond Investors Assurance
FGIC          Financial Guaranty Insurance Company                         Insurance Corporation
FNMA          Federal National Mortgage Association              MFHR     Multi-Family Housing Revenue
FSA           Financial Security Assurance                       PCR      Pollution Control Revenue
GNMA          Government National Mortgage Association           RRR      Resources Recovery Revenue
HR            Hospital Revenue                                   SWDR     Solid Waste Disposal Revenue
IDC           Industrial Development Corporation                 VRDN     Variable Rate Demand Notes
IDR           Industrial Development Revenue

Summary of Combined Ratings (Unaudited)
_________________________________________________________________________________________________________________
Fitch (i)              or          Moody's             or         Standard & Poor's          Percentage of Value
                                   ________                       _________________          ___________________
AAA                                Aaa                            AAA                               43.1%
AA                                 Aa                             AA                                15.8
A                                  A                              A                                 16.5
BBB                                Baa                            BBB                               10.7
BB                                 Ba                             BB                                 1.7
F1+,F-1                            MIG1, VMIG1 & P1               SP1,A1                             2.9
Not Rated (j)                      Not Rated (j)                  Not Rated (j)                      9.3
                                                                                                   _______

                                                                                                   100.0%
                                                                                                   =======

Notes to Statement of Investments:
  (a)      Purchased on a delayed-delivery basis.
  (b) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers. At November 30, 1997, these securities amounted to $9,060,548 or .7% of the net assets.
  (d) Wholly held by the custodian in a segregated account as collateral for delayed-delivery securities.
  (e)      Non-income accruing security.
  (f)      Secured by letters of credit.
  (g) Inverse floater security-the interest rate is subject to change periodically.
  (h) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
  (i) Fitch currently provides creditworthiness information for a limited number of investments.
  (j) Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                    NOVEMBER 30, 1997 (UNAUDITED)
                                                                                             Cost           Value
                                                                                      _______________    _______________
ASSETS:                 Investments in securities-See Statement of Investments.....    $1,297,815,638     $1,365,089,668
                        Interest receivable........................                                           21,435,306
                        Receivable for shares of Common Stock subscribed......                                    60,092
                        Prepaid expenses...........................                                               68,411
                                                                                                         _______________
                                                                                                           1,386,653,477
                                                                                                         _______________
LIABILITIES:            Due to The Dreyfus Corporation and affiliates.........                                   591,460
                        Cash overdraft due to Custodian............                                              760,726
                        Payable for investment securities purchased......                                      7,963,670
                        Payable for shares of Common Stock redeemed......                                        549,983
                        Accrued expenses...........................                                              139,727
                                                                                                         _______________
                                                                                                              10,005,566
                                                                                                         _______________
NET ASSETS..................................................................                              $1,376,647,911
                                                                                                         ===============
REPRESENTED BY:         Paid-in capital............................                                       $1,296,453,918
                        Accumulated undistributed investment income-net.....                                     366,752
                        Accumulated net realized gain (loss) on investments.......                            12,553,211
                        Accumulated net unrealized appreciation (depreciation)
                          on investments-Note 4..................                                             67,274,030
                                                                                                         _______________
NET ASSETS..................................................................                              $1,376,647,911
                                                                                                         ===============
SHARES OUTSTANDING
(300 million shares of $.01 par value Common Stock authorized)..............                                  97,612,978
NET ASSET VALUE, offering and redemption price per share-Note 3(d)..........                                      $14.10
                                                                                                                  ======
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF OPERATIONS                                                   SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME                  Interest Income............................                                          $39,600,897
EXPENSES:               Management fee-Note 3(a)...................                   $     4,102,288
                        Shareholder servicing costs-Note 3(b)......                           712,207
                        Custodian fees.............................                            48,660
                        Directors' fees and expenses-Note 3(c).....                            35,054
                        Registration fees..........................                            30,529
                        Prospectus and shareholders' reports.......                            28,735
                        Professional fees..........................                            27,911
                        Loan commitment fees-Note 2................                             5,196
                        Miscellaneous..............................                            31,634
                                                                                      _______________
                               Total Expenses.......................                                           5,022,214
                                                                                                         _______________
INVESTMENT INCOME-NET.......................................................                                  34,578,683
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-Note 4:
                        Net realized gain (loss) on investments....                 $       9,764,518
                        Net unrealized appreciation (depreciation) on investments          15,235,150
                                                                                    _________________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                  24,999,668
                                                                                                         _______________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                 $59,578,351
                                                                                                         ===============
SEE NOTES TO FINANCIAL STATEMENTS.
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                                    Six Months Ended
                                                                                    November 30, 1997       Year Ended
                                                                                       (Unaudited)         May 31, 1997
                                                                                    _________________    _______________
OPERATIONS:
  Investment income-net...........................................                    $    34,578,683     $   73,193,732
  Net realized gain (loss) on investments..............................                     9,764,518          7,267,584
  Net unrealized appreciation (depreciation) on investments............                    15,235,150         15,426,694
                                                                                    _________________    _______________
    Net Increase (Decrease) in Net Assets Resulting from Operations....                    59,578,351         95,888,010
                                                                                    _________________    _______________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net................................................                   (34,402,269)       (73,003,394)
  Net realized gain on investments.....................................                     -----            (11,356,489)
                                                                                    _________________    _______________
    Total Dividends....................................................                   (34,402,269)       (84,359,883)
                                                                                    _________________    _______________
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold........................................                   101,092,932        444,191,569
  Dividends reinvested.................................................                    24,975,795         62,367,051
  Cost of shares redeemed..............................................                  (162,171,519)      (597,852,386)
                                                                                    _________________    _______________
    Increase (Decrease) in Net Assets from Capital Stock Transactions..                   (36,102,792)       (91,293,766)
                                                                                    _________________    _______________
      Total Increase (Decrease) in Net Assets..........................                   (10,926,710)       (79,765,639)
NET ASSETS:
  Beginning of Period..................................................                 1,387,574,621      1,467,340,260
                                                                                    _________________    _______________
  End of Period........................................................                $1,376,647,911     $1,387,574,621
                                                                                    =================    ===============
Undistributed investment income-net....................................                $      366,752     $      190,338
                                                                                    _________________    _______________
                                                                                         Shares               Shares
                                                                                    _________________    _______________
CAPITAL SHARE TRANSACTIONS:
  Shares sold.......................................................                        7,201,663         32,137,077
  Shares issued for dividends reinvested...............................                     1,775,757          4,494,575
  Shares redeemed......................................................                   (11,556,026)       (43,184,362)
                                                                                    _________________    _______________
    Net Increase (Decrease) in Shares Outstanding......................                    (2,578,606)        (6,552,710)
                                                                                    =================    ===============
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                Six Months Ended
                                               November 30, 1997                          Year Ended May 31,
                                                                _________________________________________________________
PER SHARE DATA:                                   (Unaudited)    1997         1996        1995         1994       1993
                                                  __________    ______       ______      ______       ______     ______
    Net asset value, beginning of period...         $13.85      $13.75       $14.02      $13.84       $14.31     $13.96
                                                    ______      ______       ______      ______       ______     ______
    Investment Operations:
    Investment income-net .......                      .35         .71          .72         .75          .76        .81
    Net realized and unrealized gain (loss)
      on investments.............                      .25         .20         (.24)        .24         (.31)       .66
                                                    ______      ______       ______      ______       ______     ______
    Total from Investment Operations....               .60         .91          .48         .99          .45       1.47
                                                    ______      ______       ______      ______       ______      ______
    Distributions:
    Dividends from investment income-net....          (.35)       (.70)        (.72)       (.75)        (.76)      (.81)
    Dividends from net realized
      gain on investments........                      .-         (.11)        (.03)       (.06)        (.16)       (.31)
                                                    ______      ______       ______      ______       ______      ______
    Total Distributions..........                     (.35)       (.81)        (.75)       (.81)        (.92)      (1.12)
                                                    ______      ______       ______      ______       ______      ______
    Net asset value, end of period....              $14.10      $13.85       $13.75      $14.02       $13.84      $14.31
                                                    ======      ======       ======      ======       ======      ======
TOTAL INVESTMENT RETURN..........                     8.72%(1)    6.80%        3.44%       7.54%        3.13%      10.88%
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets...           .73%(1)    .73%          .71%        .73%         .70%        .71%
  Ratio of net investment income to
     average net assets.........                      5.03%(1)    5.10%        5.14%       5.52%        5.22%       5.68%
  Portfolio Turnover Rate......                      24.51%(2)   46.67%       48.70%      42.18%       36.27%      60.14%
  Net Assets, end of period (000's Omitted)..   $1,376,648  $1,387,575    1,467,340  $1,569,511   $1,724,126  $1,703,674
(1)    Annualized.
(2)    Not annualized.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Intermediate Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares which are sold to the public without a sales charge.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2--BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended November 30, 1997, the Fund did not borrow under the Facility.
NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of
 .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. However, pursuant to the court approved settlement of previously disclosed litigation, commencing October 15, 1988 the Manager has agreed to make payments to the Fund for 10 years, ranging from $0 to $1 million per year depending upon average daily net assets of the Fund. The management fee for the period ended November 30, 1997 was reduced by $45,000 pursuant to the settlement of litigation.
    (b) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1997, the Fund was charged $309,014 pursuant to the Shareholder Services Plan.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1997, the Fund was charged $254,941 pursuant to the transfer agency agreement.
    (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
    (d) A .10% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares (including redemptions through use of the Fund Exchanges service) where the shares being redeemed were issued subsequent to a specified effective date and the redemption or exchange occurs fifteen days following the date of issuance. During the period ended November 30, 1997, redemption fees amounted to $21,801.
NOTE 4--SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 1997, amounted to $328,927,365 and $351,129,720, respectively.
    At November 30, 1997, accumulated net unrealized appreciation on investments was $67,274,030, consisting of $75,746,709 gross unrealized appreciation and $8,472,679 gross unrealized depreciation.
    At November 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).









DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)




Registration Mark
[Dreyfus lion "d" logo]
DREYFUS INTERMEDIATE MUNICIPAL
BOND FUND, INC.
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                           947SA9711

Intermediate
Municipal Bond
Fund, Inc.
Semi-Annual
Report
November 30, 1997
Registration Mark
[Dreyfus logo]